Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships with Related Parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended December 31, 2025, 2024 and 2023, or recorded balances as of December 31, 2025 and 2024.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer, Director and Shareholder of the Company
Mr. Wang Jun	Chief Executive Officer of Weitong and Shareholder of the Company
Mr. Tang Jing	Chief Financial Officer and Shareholder of the Company
Mr. Tang Yuhua	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”)	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”)	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Yanyan Global Company Limited (formerly known as Skinist Global Company Limited “Yanyan Global”)	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Hong Kong Ping Forward Limited (formerly known as Hong Kong Mimosa Industry, or “Ping Forward”)	Company controlled by Mr. Wang Jixiang
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”)	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Merit Zone Development Limited (“Merit Zone”)	Company controlled by Mr. Wang Jun before January 1, 2023. Mr. Wang Jun transferred the equity interest in Merit Zone in January 2023.
Shanghai Jiantong Trade Center (“Jian Tong”)	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhi Wang”)	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuan Cheng”)	Company controlled by Mr. Wang Jun.
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”)	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”)	Controlled by Zhi Mei Si
Shanghai Yaxing Commercial Consulting Co., Ltd. (“Ya Xing”)	Controlled by Mr. Tang Jing

Schedule of Transactions with Related Parties	Transactions with related parties
	For the Years Ended December 31,
	2025	2024	2023
Sales of products to related parties
Wang Jixiang	$97,795	$—	$—
Ping Forward	—	1,827,295	—
Yanyan Global	—	331,439	169,344
	$97,795	$2,158,734	$169,344

Purchase of products from related parties
Youshan	$874,697	$3,530,277	$—
Jingqi	—	790,006	—
Skinist Shanghai	—	—	16,832
	$874,697	$4,320,283	$16,832

Service fees charged by related parties
Zhi Wang	$862,202	$—	$—
Ya Xing	134,957	—	—
Jingqi	—	—	32,753
	$997,159	$—	$32,753

Payment of dividends
Mr. Zhu Jian	$19,242	$19,224	$19,159
Mr. Wang Jun	19,242	19,224	19,159
Mr. Tang Jing	19,242	19,224	19,159
Payment of dividends	$57,726	$57,672	$57,477

Net settlement (1)
Reduction of dividend payables due to disposal of discontinued operations	$9,988,060	$—	$—
Net settlement of dividends payable with due from related parties from continuing operations	1,081,449	—	—
Net settlement of due from related parties and due to related parties within continuing operations	3,247,402	3,461,458	1,291,790
Net settlement of due from related parties and due to related parties between continuing operations and discontinued operations	961,649	2,323,802	13,177,600
	$15,278,560	$5,785,260	$14,469,390

(1)	In December 2023, the Company and certain related parties entered into settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $14,469,390 due from related parties was netted off against the Company’s payables of $14,469,390 due to related parties. Among the Company’s receivables of $14,469,390 due from related parties, $1,291,790 and $13,177,600 was related to receivable of continuing operations and discontinued operations, respectively.

Schedule of Collection of Advances from Related Parties	The advances were interest free and repayable on demand. During the years ended December 31, 2025, 2024 and 2023, the Company collected advances of $8,348, $104,418 and $3,934,672 from these related parties, respectively.
	For the Years Ended December 31,
	2025		2024		2023
	Advances	Collection of advances	Advances	Collection of advances	Advances	Collection of advances
Skinist Shanghai	(8,348)	8,348	—	14,086	(14,123)	—
Li Bo	—	—	(90,332)	90,332	—	—
Skinist Global	—	—	—	—	(2,030,942)	2,030,942
Jingqi	—	—	—	—	(915,138)	1,903,730
	$(8,348)	$8,348	$(90,332)	$104,418	$(2,960,203)	$3,934,672

Schedule of Borrowings from (Repayment of Borrowings to) Related Parties

Borrowings from (Repayment of Borrowings to) related parties

	For the Years Ended December 31,
	2025		2024		2023
	Borrowings	Repayment of borrowings	Borrowings	Repayment of borrowings	Borrowings	Repayment of borrowings
Ying Tian(1)	$5,195,629	$(6,209,512)	$2,726,628	$(905,630)	$—	$—
Mr. Tang Jing	1,307,826	(2,500)	—	—	—	—
Li Bo(1)	904,348	—	—	—	—	—
Teng Xin(1)	598,261	(796,912)	2,012,728	(2,086,191)	—	—
Youshan(1)	505,043	(747,130)	532,262	(532,262)	—	—
Mr. Wang Jixiang(1)	486,957	(473,043)	—	(932,832)	1,381,583	(82,760)
Mr. Zhu Jian(1)	55,850	(407,845)	70,792	(70,792)	—	(2,277,315)
Skinist Global(1)	134,852	(194,590)	2,843,804	(2,843,804)	1,946,553	(1,829,804)
Zhi Mei Si	7,708	(4,500)	—	—	—	—
Yuan Cheng	—	—	—	—	98,857	(98,857)
Shi Lin(1)	—	—	451,658	(1,708,888)	371,421	(2,283,258)
Jian Tong(1)	—	—	—	(2,935,253)	151,515	—
	$9,196,474	(8,836,032)	$8,637,872	$(12,015,652)	$3,949,929	$(6,571,994)

(1)	During the years ended December 31, 2025, 2024 and 2023, the Company borrowed $9,196,474, $8,637,872 and $3,949,929 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

Schedule of Due from Related Parties	Due from related parties
	December 31, 2025	December 31, 2024
Accounts receivable
Ping Forward	$—	$1,088,558
Total	$—	$1,088,558

Schedule of Due to Related Parties, Current an Non Current	Due to related parties, current
	December 31, 2025	December 31, 2024
Accounts payable
Youshan	$—	$101,658
Total	$—	$101,658
Due to related parties, non-current
	December 31, 2025	December 31, 2024
Dividends payable(1)
Healthy Great	3,081,844	5,008,185
Smartest Star	1,115,820	1,118,061
Scenery	431,370	432,236
Mr. Zhu Jian	$—	$6,931,768
Mr. Wang Jun	—	1,307,479
Mr. Tang Jing	—	990,274
	$4,629,034	$15,788,003
Other payable(2)
Ya Xing	$85,796	$—
Mr. Wang Jixiang	—	229,180
	85,796	229,180
Total	$4,714,830	$16,017,183

(1)

As of December 31, 2025, the dividend payable due to shareholders were extended to July 2027. The Company recorded the dividends payable as non-current liabilities. For the year ended December 31, 2025, the Company net settled dividends payable of $ 11,069,509 through net-settlement agreements with respective related parties (Note 13 2) above).

(2)	As of December 31, 2025, the other payables represented service fees which would be repayable in July 2027.